Borrowings (Outstanding Balances and Related Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Borrowings [Abstract]
Short-term Debt, Average Outstanding Amount	$ 30,832	$ 23,679
Short-term Debt, Average Interest Rate During the Year	0.21%	0.22%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 49,914	$ 32,386
Short-term Debt, Weighted Average Interest Rate	0.21%	0.20%